UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick N. Sommerfield
Title:    Vice-President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Patrick N. Sommerfield  Cedarburg, WI   July 27, 2012
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:    84

Form 13F Information Table Entry Total:       $207,506,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          cs               88579y101      792  8841.00 SH       Sole                                    8841.00
Abbott Laboratories            cs               002824100     6183 95902.20 SH       Sole                                   95902.20
Allergan Inc                   cs               018490102      223  2405.00 SH       Sole                                    2405.00
Altria Group Inc               cs               02209s103      915 26472.00 SH       Sole                                   26472.00
American Electric Power Inc    cs               025537101     1713 42925.00 SH       Sole                                   42925.00
Analog Devices Inc             cs               032654105      210  5570.00 SH       Sole                                    5570.00
Apple Inc                      cs               037833100     1011  1731.00 SH       Sole                                    1731.00
AT&T Inc                       cs               00206r102     6598 185035.00SH       Sole                                  185035.00
Automatic Data Processing Inc  cs               053015103      845 15185.00 SH       Sole                                   15185.00
Baker Hughes Inc               cs               057224107      283  6880.00 SH       Sole                                    6880.00
Bank Montreal Que              cs               063671101      485  8780.00 SH       Sole                                    8780.00
Barrick Gold Corp              cs               067901108     4524 120414.12SH       Sole                                  120414.12
Baxter Intl Inc                cs               071813109      233  4382.00 SH       Sole                                    4382.00
BCE Inc                        cs               05534b760     2198 53345.00 SH       Sole                                   53345.00
Becton Dickinson & Co          cs               075887109      399  5335.00 SH       Sole                                    5335.00
Bristol-Myers Squibb Co        cs               110122108     5804 161460.00SH       Sole                                  161460.00
Caterpillar Inc                cs               149123101     2464 29020.00 SH       Sole                                   29020.00
CenterPoint Energy Inc         cs               15189t107      255 12345.00 SH       Sole                                   12345.00
Chesapeake Energy Corp         cs               165167107      482 25905.00 SH       Sole                                   25905.00
Chevron Corp                   cs               166764100     8338 79034.00 SH       Sole                                   79034.00
Cisco Systems Inc              cs               17275r102      232 13525.00 SH       Sole                                   13525.00
Coca-Cola Co                   cs               191216100     1751 22395.00 SH       Sole                                   22395.00
Colgate Palmolive Co           cs               194162103      332  3189.00 SH       Sole                                    3189.00
ConocoPhillips                 cs               20825c104      701 12540.00 SH       Sole                                   12540.00
Cummins Inc                    cs               231021106      335  3455.00 SH       Sole                                    3455.00
CVS Caremark Corporation       cs               126650100      308  6600.00 SH       Sole                                    6600.00
Deere & Co                     cs               244199105     2364 29235.00 SH       Sole                                   29235.00
Dominion Resources Inc VA      cs               25746u109     5056 93636.94 SH       Sole                                   93636.94
Du Pont E I de Nemours & Co    cs               263534109     3919 77494.00 SH       Sole                                   77494.00
Duke Energy Corp               cs               26441c105     4241 183892.77SH       Sole                                  183892.77
EMC Corp MA                    cs               268648102     2489 97120.00 SH       Sole                                   97120.00
Emerson Electric Co            cs               291011104     3491 74938.62 SH       Sole                                   74938.62
Exxon Mobil Corp               cs               30231g102     7017 81999.72 SH       Sole                                   81999.72
Fastenal Co                    cs               311900104      213  5280.00 SH       Sole                                    5280.00
First American Bankshares      cs                              806  1260.00 SH       Sole                                    1260.00
General Electric Co            cs               369604103     1748 83883.00 SH       Sole                                   83883.00
General Mills Inc              cs               370334104     2918 75717.00 SH       Sole                                   75717.00
Genuine Parts Co               cs               372460105     2670 44320.00 SH       Sole                                   44320.00
Goldcorp Inc                   cs               380956409     6087 161963.02SH       Sole                                  161963.02
Grainger W W Inc               cs               384802104     1669  8727.00 SH       Sole                                    8727.00
Heinz H J Co                   cs               423074103      616 11325.00 SH       Sole                                   11325.00
Hewlett Packard Co             cs               428236103      356 17708.00 SH       Sole                                   17708.00
Honeywell Intl Inc             cs               438516106     2068 37030.00 SH       Sole                                   37030.00
Illinois Tool Works Inc        cs               452308109     4472 84560.00 SH       Sole                                   84560.00
Intel Corp                     cs               458140100     1650 61910.00 SH       Sole                                   61910.00
International Business Machine cs               459200101     1448  7402.00 SH       Sole                                    7402.00
Johnson & Johnson              cs               478160104     5618 83149.10 SH       Sole                                   83149.10
Johnson Controls Inc           cs               478366107      283 10202.00 SH       Sole                                   10202.00
Kellogg Co                     cs               487836108     1908 38677.00 SH       Sole                                   38677.00
Kimberly Clark Corp            cs               494368103      742  8854.00 SH       Sole                                    8854.00
Kohls Corp                     cs               500255104      226  4970.00 SH       Sole                                    4970.00
McDonalds Corp                 cs               580135101     5040 56927.42 SH       Sole                                   56927.42
Merck & Co Inc                 cs               58933y105     5058 121161.04SH       Sole                                  121161.04
Newmont Mining Corp            cs               651639106     1949 40180.00 SH       Sole                                   40180.00
NextEra Energy Inc             cs               65339f101     3380 49124.00 SH       Sole                                   49124.00
Norfolk Southern Corp          cs               655844108      723 10075.00 SH       Sole                                   10075.00
Northern States Financial Corp cs               665751103        9 11250.00 SH       Sole                                   11250.00
Occidental Petroleum Corp      cs               674599105     4400 51301.71 SH       Sole                                   51301.71
Oracle Corp                    cs               68389x105     2210 74395.00 SH       Sole                                   74395.00
PepsiCo Inc                    cs               713448108     5951 84217.68 SH       Sole                                   84217.68
Pfizer Inc                     cs               717081103      305 13243.00 SH       Sole                                   13243.00
Philip Morris Intl Inc         cs               718172109     5337 61160.00 SH       Sole                                   61160.00
Procter & Gamble Co            cs               742718109     5368 87634.00 SH       Sole                                   87634.00
Quad / Graphics Inc Cl A       cs               747301109      823 57228.00 SH       Sole                                   57228.00
Qualcomm Inc                   cs               747525103     1239 22245.00 SH       Sole                                   22245.00
Schlumberger Ltd               cs               806857108     3919 60381.04 SH       Sole                                   60381.04
Seadrill Limited               cs               g7945e105     1448 40775.00 SH       Sole                                   40775.00
Southern Co                    cs               842587107     2428 52442.24 SH       Sole                                   52442.24
Suncor Energy Inc              cs               867224107      806 27855.00 SH       Sole                                   27855.00
Sysco Corp                     cs               871829107     1388 46553.00 SH       Sole                                   46553.00
Union Pacific Corp             cs               907818108     4083 34218.67 SH       Sole                                   34218.67
Verizon Communications Inc     cs               92343v104     6571 147866.00SH       Sole                                  147866.00
Walgreen Co                    cs               931422109     2708 91543.99 SH       Sole                                   91543.99
Wisconsin Energy Corp          cs               976657106      816 20631.00 SH       Sole                                   20631.00
Yum Brands Inc                 cs               988498101     5088 78980.00 SH       Sole                                   78980.00
BP PLC Sp ADR                  ad               055622104      233  5746.00 SH       Sole                                    5746.00
Diageo PLC Sp ADR              ad               25243q205     1111 10775.00 SH       Sole                                   10775.00
GlaxoSmithKline PLC Sp ADR     ad               37733w105     4320 94790.00 SH       Sole                                   94790.00
Nestle SA Sp ADR               ad               641069406     3804 63668.00 SH       Sole                                   63668.00
Novartis AG Sp ADR             ad               66987v109     1931 34542.00 SH       Sole                                   34542.00
PetroChina Co Ltd Sp ADR       ad               71646e100     3203 24805.00 SH       Sole                                   24805.00
Royal Dutch Shell PLC Sp ADR B ad               780259107     5500 78645.00 SH       Sole                                   78645.00
Companhia de Bebidas das Ameri ar               20441w203     3808 99340.00 SH       Sole                                   99340.00
Market Vectors ETF Tr Gold Min ui               57060u100      864 19300.00 SH       Sole                                   19300.00

											FORM 13F INFORMATION TABLE